Net Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
NET LOSS PER SHARE
14.	NET LOSS PER SHARE

Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock of the Company outstanding during the period. Diluted net loss per share is computed by giving effect to all potential shares of common stock of the Company, including outstanding stock options, RSUs, PSUs, warrants, Sponsor Earnout Shares, unvested common stock and contingently redeemable preferred stock, to the extent dilutive. Basic and diluted net loss per share was the same for each period presented as the inclusion of all potential shares of common stock of the Company outstanding would have been anti-dilutive.

The following table presents the calculation of basic and diluted net loss per share for the Company's common stock (in thousands, except shares and per share amounts):

	Three Months Ended March 31,
	2021	2020
Numerator:
Net loss	$(12,595)	$(7,217)
Preferred stock dividends	-	(1,495)
Numerator for Basic and Dilutive EPS –Loss available to common stockholders	$(12,595)	$(8,712)

Denominator:
Common stock	75,815,273	34,050,607
Series I and Series J Common Warrants	-	294,590
Denominator for Basic and Dilutive EPS – Weighted-average common stock outstanding	75,815,273	34,345,197

Basic net loss per share	$(0.17)	$(0.25)
Diluted net loss per share	$(0.17)	$(0.25)

Since the Company was in a net loss position for all periods presented, net loss per share attributable to common stockholders was the same on a basic and diluted basis, as the inclusion of all potential common equivalent shares outstanding would have been anti-dilutive. Anti-dilutive common equivalent shares were as follows:

	March 31,
	2021	2020
Outstanding convertible Series H preferred stock	-	8,814,825
Outstanding common warrants	12,849,992	851,627
Outstanding options to purchase common stock	1,513,423	7,851,179
Unvested Sponsor Earnout Shares	1,875,000	-
Unvested RSUs	4,402,354	-
Unvested PSUs	1,523,154	-
Unvested common stock – business combination – Note 4	175,353	-
Total anti-dilutive common equivalent shares	22,339,276	17,517,631

20.	NET LOSS PER SHARE

Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock of the Company outstanding during the period. Diluted net loss per share is computed by giving effect to all potential shares of common stock of the Company, including outstanding stock options, warrants and contingently redeemable preferred stock, to the extent dilutive. Basic and diluted net loss per share was the same for each period presented as the inclusion of all potential shares of common stock of the Company outstanding would have been anti-dilutive. As a result of the Merger, the Company has retrospectively adjusted the weighted-average number of shares of common stock outstanding prior to October 30, 2020 by multiplying them by the exchange ratio of 0.4047 used to determine the number of shares of Class A common stock into which they converted.

The following table presents the calculation of basic and diluted net loss per share for the Company's common stock (in thousands, except shares and per share amounts):

	Year Ended December 31,
	2020	2019
Numerator:
Net loss	$(49,847)	$(18,242)
Preferred stock dividends	(96,974)	(5,514)
Numerator for Basic and Dilutive EPS –Loss available to common stockholders	$(146,821)	$(23,756)

Denominator:
Common stock	41,102,162	34,042,596
Series I and Series J Common Warrants	244,687	191,193
Denominator for Basic and Dilutive EPS – Weighted-average common stock outstanding	41,346,849	34,233,789

Basic net loss per share	$(3.55)	$(0.69)
Diluted net loss per share	$(3.55)	$(0.69)

Since the Company was in a net loss position for all periods presented, net loss per share attributable to common stockholders was the same on a basic and diluted basis, as the inclusion of all potential common equivalent shares outstanding would have been anti-dilutive. Anti-dilutive common equivalent shares were as follows:

	2020	2019
Outstanding convertible Series H preferred stock	-	8,814,825
Outstanding common warrants	12,849,992	851,627
Outstanding options to purchase common stock	1,543,162	8,264,941
Unvested Sponsor earn-out shares	1,875,000	-
Total anti-dilutive common equivalent shares	16,268,154	17,931,393